Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (1,865)	$ (1,798)
U.S Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	565	612
U.S Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	12
U.S Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	82	18
U.S Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	419	533
U.S Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	40	41
U.S Dollar risk[Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
U.S Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	8
U.S Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,430	2,410
U.S Dollar risk[Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	427	254
U.S Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	187	138
U.S Dollar risk[Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	95	35
U.S Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,721	1,983
Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	204	57
Euro risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	267	222
Euro risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	22
Euro risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Euro risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	246	199
Euro risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Euro risk [Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Euro risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Euro risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	446	471
Euro risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	158	101
Euro risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	182	161
Euro risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	77	59
Euro risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	29	150
British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	94
British Pound risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	55	38
British Pound risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	2
British Pound risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	48	36
British Pound risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	58	54
British Pound risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	21
British Pound risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	23
British Pound risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	10
British Pound risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	111	725
Israeli Shekel risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	99	57
Israeli Shekel risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	2
Israeli Shekel risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	59	50
Israeli Shekel risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	39	5
Israeli Shekel risk [Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	943	985
Israeli Shekel risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	36	38
Israeli Shekel risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	289	201
Israeli Shekel risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	96	204
Israeli Shekel risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	522	542
Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(13)	34
Chinese Yuan Renminbi risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	331	380
Chinese Yuan Renminbi risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	38
Chinese Yuan Renminbi risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	5
Chinese Yuan Renminbi risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	92	84
Chinese Yuan Renminbi risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	212	253
Chinese Yuan Renminbi risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	377	376
Chinese Yuan Renminbi risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	173	165
Chinese Yuan Renminbi risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	85	107
Chinese Yuan Renminbi risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	17
Chinese Yuan Renminbi risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	98	87
U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(6)	(25)
U.S Dollar/Brazilian Real risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	31
U.S Dollar/Brazilian Real risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	4
U.S Dollar/Brazilian Real risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
U.S Dollar/Brazilian Real risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	31	27
U.S Dollar/Brazilian Real risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
U.S Dollar/Brazilian Real risk [Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
U.S Dollar/Brazilian Real risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	0
U.S Dollar/Brazilian Real risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	47	56
U.S Dollar/Brazilian Real risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	9
U.S Dollar/Brazilian Real risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	9
U.S Dollar/Brazilian Real risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	2
U.S Dollar/Brazilian Real risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	36
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	71	54
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	50
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	7
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	6
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	37
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Other [Member] | Financial assets available for sale [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	13
Other [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	6
Other [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	7
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Non-derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,865)	(1,798)
Non-derivative instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(179)	(249)
Non-derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(3)	(16)
Non-derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(844)	(928)
Non-derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(46)	4
Non-derivative instruments [Member] | U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(6)	(25)
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	35	37
Derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	383	306
Derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	110
Derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	955	1,653
Derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	30
Derivative instruments [Member] | U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	36	17
Swap contract [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Swap contract [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Swap contract [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Swap contract [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		571
Swap contract [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Swap contract [Member] | U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Swap contract [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Cylinder instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	63	41
Cylinder instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	26
Cylinder instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	525	599
Cylinder instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	3
Forward contracts [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	320	265
Forward contracts [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	84
Forward contracts [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	430	483
Forward contracts [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	30
Forward contracts [Member] | U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 33	$ 14